Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Repayment Profile and Individual Loan Details
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2019	December 31, 2018
	€m	€m
Current liabilities/(assets)
Syndicated loans	10.8	23.4
Lease liabilities	18.9	—
Less deferred borrowing costs to be amortized within 1 year	(2.0)	(2.0)
Total due in less than one year	27.7	21.4
Non-current liabilities
Syndicated loans	1,364.4	1,351.8
2024 fixed rate senior secured notes	400.0	400.0
Lease liabilities	90.1	—
Less deferred borrowing costs to be amortized in 2-5 years	(6.9)	(7.9)
Less deferred borrowing costs to be amortized in more than 5 years	—	(1.0)
Total due after more than one year	1,847.6	1,742.9
Total borrowings	1,875.3	1,764.3